Share Capital - Additional Information (Detail) - kr / shares	Feb. 26, 2018	Mar. 31, 2018	Feb. 25, 2018
Disclosure of classes of share capital [abstract]
Number of shares issued		41,523,765
Share nominal value		kr 1
Number of shares issued public offering	4,539,473
Number of shares outstanding	4,539,473		36,984,292